Securities - Contractual Maturity Data for Investment Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 9,460	$ 18,107
Held to maturity, Amortized Cost	347,871	400,561
Available for sale, Fair Value	9,591	18,314
Held to maturity, Fair Value	356,320	409,554
Debt Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after one through five years, Amortized Cost		5,000
Held to maturity, Due one year or less, Amortized Cost	30,653	19,383
Held to maturity, Due after one through five years, Amortized Cost	27,249	85,398
Held to maturity, Due after five through ten years, Amortized Cost	21,903	25,497
Held to maturity, Due after ten years, Amortized Cost	508	5,774
Held to maturity, Amortized Cost	80,313	136,052
Available for sale, Due after one through five years, Fair Value		5,000
Held to maturity, Due one year or less, Fair Value	30,742	19,461
Held to maturity, Due after one through five years, Fair Value	27,348	86,186
Held to maturity, Due after five through ten years, Fair Value	22,540	26,269
Held to maturity, Due after ten years, Fair Value	533	5,826
Held to maturity, Fair Value	81,163	137,742
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after five through ten years, Amortized Cost	1,703	2,151
Available for sale, Due after ten years, Amortized Cost	7,757	10,956
Available for sale, Amortized Cost	9,460	13,107
Held to maturity, Due after one through five years, Amortized Cost	15,163	13,272
Held to maturity, Due after five through ten years, Amortized Cost	76,649	74,203
Held to maturity, Due after ten years, Amortized Cost	175,746	177,034
Held to maturity, Amortized Cost	267,558	264,509
Available for sale, Due after five through ten years, Fair Value	1,710	2,151
Available for sale, Due after ten years, Fair Value	7,881	11,163
Available for sale, Fair Value	9,591	13,314
Held to maturity, Due after one through five years, Fair Value	15,232	13,172
Held to maturity, Due after five through ten years, Fair Value	78,391	74,686
Held to maturity, Due after ten years, Fair Value	181,534	183,954
Held to maturity, Fair Value	$ 275,157	$ 271,812